Other (Income) Expense, Net Other (Income) Expense, Net (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended
	Oct. 01, 2010	Dec. 31, 2009	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Oct. 01, 2010 Atlantic Automotive Components, L.L.C. [Member] Predecessor [Member]
UK Administration Recovery				$ (18)
Transformation costs				7
Reorganization-Related Costs, Net			14	8	129	60
(Gain) Loss on Sale of Assets			(1)	(2)	22		21
Gain on sale-leaseback						(20)
Other (Income) Expense, Net			13	(5)	22	(20)
Sale-leaseback deferred gain recognized						30
Leasehold improvements associated with sale-leaseback						$ 10